Investment Properties (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020		Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Opening balance	$ 25,712,312		$ 30,655,214		$ 30,561,280
Additions	43,632		745,281
Sale of investment properties	(1,277,490)		(5,383,701)
Fair value adjustment (note 22)	(723,801)		(304,482)		93,934
Ending balance	23,754,653		25,712,312		30,655,214
Commercial building [Member]
Statement Line Items [Line Items]
Opening balance	20,063,304		20,312,477		20,218,543
Additions	1,319
Sale of investment properties
Fair value adjustment (note 22)	(498,636)		(249,173)		93,934
Ending balance	19,565,987		20,063,304		20,312,477
Land [Member]
Statement Line Items [Line Items]
Opening balance	5,649,008	[1]	10,342,737	[2]	10,342,737	[2]
Additions	42,313	[1]	745,281	[2]
Sale of investment properties	(1,277,490)	[1]	(5,383,701)	[2]
Fair value adjustment (note 22)	(225,165)	[1]	(55,309)	[2]		[2]
Ending balance	$ 4,188,666	[1]	$ 5,649,008	[2]	$ 10,342,737	[2]

[1]	Lands amounting to USD 4,188,666 as at 30 June 2020 (31 December 2019: USD 5,649,008) are registered in the name of a former Director. The Group has obtained a proxy and has full control over these investment properties.
[2]	Land amounting to USD 5,649,008 as at 31 December 2019 (2018: USD 10,342,737) is registered in the name of one of the Directors of the Group. The Group has obtained a proxy over this investment property (note 26).